Employee benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits
Other
Defined pension postretirement
benefits benefits
Switzerland International International
($ in millions) 2022 2021 2022 2021 2022 2021
Benefit obligation at January

1,
3,434 3,870 5,115 5,527 71 98
Service cost 50 61 38 47 — 1
Interest cost 13 (5) 87 72 1 2
Contributions by plan participants 34 36 10 8 — —
Benefit payments (96) (130) (234) (207) (7) (9)
Settlements (92) (124) (36) (84) — —
Benefit obligations of

businesses acquired

(divested)
(328) — (2) (46) — (11)
Actuarial (gain) loss (478) (140) (1,075) (15) (14) (8)
Plan amendments and

other
— — (3) 13 — (2)
Exchange rate differences (80) (134) (328) (200) (1) —
Benefit obligation at December

31,

2,457 3,434 3,572 5,115 50 71
Fair value of plan assets

at January 1,

4,113 4,133 4,463 4,608 — —
Actual return on plan

assets
(310) 279 (789) 197 — —
Contributions by employer 37 63 58 124 7 9
Contributions by plan participants 34 36 10 8 — —
Benefit payments (96) (130) (234) (207) (7) (9)
Settlements (92) (124) (36) (84) — —
Plan assets of businesses

acquired (divested)
(414) — (1) (50) — —
Plan amendments and

other
— — — 14 — —
Exchange rate differences (89) (144) (299) (147) — —
Fair value of plan assets

at December 31,

3,183 4,113 3,172 4,463 — —
Funded status — overfunded

(underfunded)
726 679 (400) (652) (50) (71)
The amounts recognized in "Accumulated

other comprehensive loss" and

"Noncontrolling interests" were:
Defined pension Other postretirement
benefits benefits
December 31, ($ in millions) 2022 2021 2020 2022 2021 2020
Net actuarial (loss) gain (1,183) (1,540) (2,038) 32 21 21
Prior service credit 56 72 75 5 7 11
Amount recognized

in OCI
(1)

and NCI
(2) (1,127) (1,468) (1,963) 37 28 32
Taxes associated with amount recognized
in OCI and NCI 266 352 374 — — —
Amount recognized

in OCI and NCI, net

of tax
(3) (861) (1,116) (1,589) 37 28 32
(1)

OCI represents

“Accumulated

other comprehensive

loss”.
(2)

NCI represents

“Noncontrolling

interests”.
(3)

NCI, net of

tax, amounted

to $
(1)

million, $
0

million and

$
(1)

million at

December

31, 2022,

2021 and

2020.
In addition, the following

amounts were recognized in the Company's

Consolidated Balance

Sheets:
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, ($ in millions) 2022 2021 2022 2021 2022 2021
Overfunded plans 726 683 189 208 — —
Underfunded plans — current — — (22) (23) (6) (7)
Underfunded plans — non-current — (4) (567) (837) (44) (64)
Funded status - overfunded

(underfunded)
726 679 (400) (652) (50) (71)
December 31, ($ in millions) 2022 2021
Non-current assets
Overfunded pension plans 915 891
Other employee-related benefits 1 1
Pension and other employee

benefits
916 892
December 31, ($ in millions) 2022 2021
Current liabilities
Underfunded pension plans (22) (23)
Underfunded other postretirement

benefit plans
(6) (10)
Other employee-related benefits (10) (8)
Pension and other employee

benefits
(38) (41)
December 31, ($ in millions) 2022 2021
Non-current liabilities
Underfunded pension plans (567) (841)
Underfunded other postretirement

benefit plans
(44) (62)
Other employee-related benefits (108) (122)
Pension and other employee

benefits
(719) (1,025)
PBO exceeds fair value of plan

assets
ABO exceeds fair value of

plan assets
December 31, Switzerland International Switzerland International
($ in millions) 2022 2021 2022 2021 2022 2021 2022 2021
PBO 9 12 2,274 2,994 9 12 2,274 2,979
ABO 9 12 2,222 2,917 9 12 2,222 2,905
Fair value of plan assets 9 8 1,689 2,133 9 8 1,689 2,119
All of the Company's other postretirement

benefit plans are unfunded.
Components of net periodic

benefit cost
Net periodic benefit cost consisted

of the following:
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Operational pension cost:
Service cost 50 61 74 38 47 92 — 1 1
Operational pension cost 50 61 74 38 47 92 — 1 1
Non-operational pension

cost (credit):
Interest cost 13 (5) 6 87 72 111 1 2 3
Expected return on plan

assets
(117) (116) (123) (153) (178) (253) — — —
Amortization of prior service

cost (credit)
(9) (9) (11) (2) (2) 2 (2) (3) (2)
Amortization of net actuarial

loss
— — 7 58 67 109 (3) (2) (3)
Curtailments, settlements

and special
termination benefits 4 1 6 7 7 644 — — —
Non-operational pension

cost (credit)
(109) (129) (115) (3) (34) 613 (4) (3) (2)
Net periodic benefit

cost
(59) (68) (41) 35 13 705 (4) (2) (1)
The components of net periodic benefit

cost other than the service

cost component are included

in
Non-operational pension (cost) credit in

the Consolidated Income Statements. Net

periodic benefit cost
includes $ 121

million in 2020, related to discontinued

operations.

Assumptions
The following weighted-average

assumptions were used to determine benefit

obligations:
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, (in %) 2022 2021 2022 2021 2022 2021
Discount rate 2.2 0.2 4.8 2.1 5.3 2.6
Rate of compensation

increase

— — 1.8 1.5 0.3 0.3
Rate of pension increase — — 1.8 1.7 — —
Cash balance interest credit

rate
2.0 1.0 2.7 2.1 — —
For the Company’s significant benefit plans,

the discount rate used at each measurement

date is set based
on a high-quality corporate bond

yield curve (derived based on

bond universe information sourced

from
reputable third-party index and

data providers and rating

agencies) reflecting the timing,

amount and currency
of the future expected benefit payments

for the respective plan. Consistent

discount rates are used across

all
plans in each currency zone, based

on the duration of the

applicable plan(s) in that zone.

For plans in the
other countries, the discount rate

is based on high quality corporate

or government bond yields applicable

in
the respective currency, as appropriate at each measurement

date with a duration broadly

consistent with the
respective plan’s obligations.
The following weighted-average

assumptions were used to determine

the “Net periodic benefit cost”:
Defined pension Other postretirement
benefits benefits
Switzerland International International
(in %) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Discount rate 0.7 — 0.3 2.1 1.6 1.9 2.0 2.1 2.8
Expected long-term rate of

return on plan
assets
3.3 3.0 3.0 3.7 4.0 4.3 — — —
Rate of compensation increase — — — 1.5 1.0 2.2 0.1 0.2 0.2
Cash balance interest credit

rate
1.3 1.0 1.0 2.1 2.1 1.6 — — —
The “Expected long-term rate of return

on plan assets” is derived

for each benefit plan by considering

the
expected future long-term return assumption

for each individual

asset class. A single long-term return
assumption is then derived for each

plan based upon the plan’s

target asset allocation.
The Company maintains other postretirement

benefit plans, which are generally

contributory with participants’
contributions adjusted annually. The assumptions used

were:
December 31, 2022 2021
Health care cost trend

rate assumed for next

year
5.6% 5.1%
Rate to which the trend

rate is assumed to decline

(the ultimate trend rate)
4.5% 4.5%
Year that the rate reaches the ultimate

trend rate
2029 2026
Plan assets
The Company has pension plans

in various countries with the majority

of the Company’s pension liabilities
deriving from a limited number of

these countries.
The pension plans are typically funded

by regular contributions

from employees and the Company. These
plans are typically administered

by boards of trustees (which

include Company representatives)

whose
primary responsibilities include

ensuring that the plans meet their liabilities

through contributions and
investment returns. The boards of

trustees have the responsibility

for making key investment strategy
decisions within a risk-controlled

framework.
The pension plan assets are invested

in diversified portfolios

that are managed by third-party asset
managers, in accordance with local

statutory regulations, pension

plan rules and the respective plans’
investment guidelines, as approved

by the boards of trustees.
Plan assets are generally segregated

from those of the Company

and invested with the aim of

meeting the
respective plans’ projected future pension

liabilities. Plan assets are

measured at fair value at the balance
sheet date.
The boards of trustees manage

the assets of the pension

plans in a risk-controlled manner and

assess the
risks embedded in the pension plans

through asset/liability management

studies. Asset/liability management
studies typically take place every three years
. However, the risks of the plans are monitored

on an ongoing
basis.
The boards of trustees’ investment goal

is to maximize the long-term

returns of plan assets within specified
risk parameters, while considering

the future liabilities and liquidity

needs of the individual plans.

Risk
measures taken into account include

the funding ratio of the plan,

the likelihood of extraordinary

cash
contributions being required,

the risk embedded in each individual

asset class, and the plan asset portfolio as
a whole.
The Company’s global pension

asset allocation is the result of

the asset allocations of the individual

plans,
which are set by the respective boards

of trustees. The target asset allocation

of the Company’s plans on a
weighted-average basis is as

follows:
Target
(in %) Switzerland International
Asset class
Equity 15 16
Fixed income 54 72
Real estate 26 4
Other 5 8
Total 100 100
The actual asset allocations of the

plans are in line with the target

asset allocations.
Equity securities primarily include

investments in large-cap and

mid-cap publicly traded companies.

Fixed
income assets primarily include

corporate bonds of companies

from diverse industries and government
bonds. Both fixed income and equity

assets are invested either

via funds or directly in segregated

investment
mandates, and include an allocation

to emerging markets. Real estate consists

primarily of investments in
real estate in Switzerland held in

the Swiss plans. The “Other” asset

class includes investments in

private
equity, hedge funds, commodities, and cash, and reflects

a variety of investment

strategies.
Based on the above global asset allocation

and the fair values of the plan

assets, the expected long-term
return on assets at December 31, 2022,

is
4.5

percent. The Company and

the local boards of trustees
regularly review the investment performance

of the asset classes and individual

asset managers. Due to the
diversified nature of the investments,

the Company is of the opinion

that no significant concentration

of risks
exists in its pension fund assets.
At December 31, 2022 and 2021,

plan assets include ABB Ltd’s shares

(as well as an insignificant amount

of
the Company’s debt instruments) with a

total value of $
7

million and $
8

million, respectively.
The fair values of the Company’s pension

plan assets by asset class

are presented below. For further
information on the fair value hierarchy

and an overview of the Company’s

valuation techniques applied,

see
the “Fair value measures” section of

Note 2.
Not subject
Total
December 31, 2022 ($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 77 77
Mutual funds/commingled

funds
748 748
Emerging market mutual

funds/commingled funds
96 96
Fixed income
Government and corporate

securities
121 1,036 1,157
Government and corporate—mutual

funds/commingled funds
2,189 2,189
Emerging market bonds—mutual

funds/commingled funds
315 315
Real estate 1,172 1,172
Insurance contracts 57 57
Cash and short-term

investments
124 129 253
Private equity 54 237 291
Total 322 4,624 1,409 6,355
Not subject Total
December 31, 2021 ($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 124 1 125
Mutual funds/commingled

funds
1,049 1,049
Emerging market mutual

funds/commingled funds
218 218
Fixed income
Government and corporate

securities
314 1,366 1,680
Government and corporate—mutual

funds/commingled funds
3,121 3,121
Emerging market bonds—mutual

funds/commingled funds
428 428
Real estate 1,326 1,326
Insurance contracts 74 74
Cash and short-term

investments
75 158 233
Private equity 65 257 322
Total 513 6,480 1,583 8,576
Amounts relate

to assets

measured

using the

NAV

practical

expedient

which are

not subject

to leveling
The Company applies accounting

guidance related to the presentation

of certain investments using the net
asset value (NAV) practical expedient. This accounting

guidance exempts investments using

this practical
expedient from categorization within

the fair value hierarchy. Investments measured at

NAV are primarily non
exchange-traded commingled

or collective funds in private equity and

real estate where the fair value

of the
underlying assets is determined

by the investment manager. Investments in private

equity can never be
redeemed, but instead the funds will

make distributions through

liquidation of the underlying

assets. Total
unfunded commitments for the private

equity funds were approximately

$
114

million and $
125

million at
December 31, 2022 and 2021, respectively.

The real estate funds are typically

subject to a lock-in period of
up to three years

after subscribing. After this period,

the real estate funds typically

offer a redemption notice
of three to twelve months.
Contributions
Employer contributions were as

follows:
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2022 2021 2022 2021 2022 2021
Total

contributions to

defined benefit pension
and other postretirement

benefit plans
37 63 58 124 7 9
Of which, discretionary

contributions to

defined benefit pension

plans
— — 18 61 — —
The total contributions included

non-cash contributions totaling $
12

million and $
53

million, respectively, for
2022 and 2021, of available-for-sale

debt securities to certain of the Company’s

pension plans.
The Company expects to contribute

approximately $
69

million to its defined benefit pension

plans in 2023. Of
these contributions, $ 4

million are expected to be non-cash

contributions. The Company expects

to contribute
approximately $ 6

million to its other postretirement

benefit plans in 2023.
The Company also contributes

to a number of defined contribution

plans. The aggregate expense for

these
plans in continuing operations

was $
269

million, $
278

million and $
205

million in 2022, 2021 and 2020,
respectively. Contributions to multi-employer plans were

not significant in 2022, 2021 and

2020.

Estimated future benefit payments
The expected future cash flows to be

paid by the Company’s plans

in respect of pension and other
postretirement benefit plans at December

31, 2022, are as follows:
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
2023 212 245 6
2024 211 251 6
2025 195 248 6
2026 195 251 5
2027 186 258 5
Years 2028 - 2032 870 1,254 18
Note 17
Employee benefits
The Company operates defined benefit

pension plans, defined

contribution pension plans,

and termination
indemnity plans, in accordance

with local regulations and

practices. At December 31, 2022,

the Company’s
most significant defined benefit pension

plans are in Switzerland

as well as in Germany, the United Kingdom,
and the United States. These plans

cover a large portion of the Company’s

employees and provide

benefits
to employees in the event of death,

disability, retirement, or termination of employment.

Certain of these
plans are multi
‑
employer plans. The Company also

operates other postretirement

benefit plans including
postretirement health care benefits

and other employee
‑
related benefits for active employees

including
long
‑
service award plans. The measurement date

used for the Company’s employee

benefit plans is
December 31. The funding policies

of the Company’s plans are consistent with

local government and

tax
requirements.
During 2020, the Company took steps

to transfer the defined

benefit pension risks in
three

International
countries to external financial

institutions.
Two

of these plans were settled

entirely for accounting purposes
while the third plan involved

the settlement of specific obligations

for certain former employees. In connection
with these transactions, the Company

made net payments of $
309

million and recorded non-operational
pension charges of $ 520

million which were included

in net periodic benefit cost as curtailments,

settlements
and special termination benefits. The

Company also made cash

payments of $
143

million and recorded non-
operational pension charges

of $
101

million in 2020 for the settlement

of pension obligations

in discontinued
operations.
The Company recognizes in its Consolidated

Balance Sheets the funded

status of its defined benefit pension
plans, postretirement plans and other

employee
‑
related benefits measured as

the difference between the fair
value of the plan assets and the benefit

obligation.
Unless otherwise indicated, the following

tables include amounts relating to

both continuing and discontinued
operations.
Obligations and funded status

of the plans
The change in benefit obligation,

change in fair value of plan

assets, and funded status recognized

in the
Consolidated Balance

Sheets were as follows:
The accumulated benefit obligation

(ABO) for all defined benefit pension

plans was $
5,953

million and
$ 8,452

million at December 31, 2022 and

2021, respectively. The projected benefit obligation

(PBO), ABO
and fair value of plan assets,

for pension plans with a PBO in excess

of fair value of plan assets or

ABO in
excess of fair value of plan assets,

was: